Other Long-term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Noncurrent [Abstract]
CER pipeline abandonment trust	$ 79	$ 78
Operating lease liabilities (Note 10)	22	6
Long-term contract liabilities (Note 6)	19	17
Keystone environmental provision (Note 14)	10	7
Employee post-retirement benefits (Note 21)	7	0
Other	3	2
Other long-term liabilities	$ 140	$ 110